Potential Business Combination - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Name of acquiree	Bonterra Energy Corp
Description of Potential Businees acquisition offer	two common shares of Obsidian Energy for each Bonterra common share